Property and Equipment, Net (Details) - Schedule of depreciation of property and equipment - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net (Details) - Schedule of depreciation of property and equipment [Line Items]
Depreciation	¥ 12,068	¥ 13,650	¥ 11,329
Cost of revenues [Member]
Property and Equipment, Net (Details) - Schedule of depreciation of property and equipment [Line Items]
Depreciation	8,072	9,600	7,936
General and administrative expenses [Member]
Property and Equipment, Net (Details) - Schedule of depreciation of property and equipment [Line Items]
Depreciation	¥ 3,996	¥ 4,050	¥ 3,393